UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2013 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value

TECHNOLOGY — 23.1%
Arris Group, Inc.*	1,444,000	$35,175,840
Arrow Electronics, Inc.*	1,515,500	82,215,875
Avnet, Inc.	1,772,400	78,180,564
Interdigital, Inc.	1,060,800	31,282,992
VEECO Instruments Inc.*	317,500	10,448,925
Western Digital Corporation	647,600	54,333,640
		$291,637,836
OIL FIELD SERVICES — 17.0%
Atwood Oceanics, Inc.*	719,606	$38,419,764
Baker Hughes Incorporated	428,772	23,693,941
Ensco PLC	730,600	41,775,708
Helmerich & Payne, Inc.	197,400	16,597,392
Patterson-UTI Energy, Inc.	803,600	20,347,152
Rowan Companies, Inc.*	2,065,700	73,043,152
		$213,877,109
OIL AND GAS EXPLORATION — 9.3%
Cabot Oil & Gas Corporation	80,800	$3,131,808
Cimarex Energy Co.	184,100	19,313,931
Newfield Exploration Company*	757,700	18,662,151
Rosetta Resources, Inc.*	1,058,702	50,860,044
SM Energy Company	304,600	25,315,306
		$117,283,240
BUSINESS SERVICES — 7.5%
Apollo Group, Inc.*	1,780,700	$48,648,724
Devry Inc.	1,090,508	38,713,034
Titan International, Inc.	408,000	7,335,840
		$94,697,598
RETAILING — 4.2%
Aaron’s, Inc.	444,500	$13,068,300
Foot Locker, Inc.	648,300	26,865,552
Signet Jewelers Ltd	163,800	12,891,060
		$52,824,912
INDUSTRIAL PRODUCTS — 4.0%
Oshkosh Truck Corporation*	695,500	$35,039,290
Trinity Industries, Inc.	287,000	15,647,240
		$50,686,530
FINANCIAL — 1.3%
Federated Investors, Inc.	554,943	$15,982,358

BASIC MATERIALS — 1.3%
Reliance Steel & Aluminum Co.	209,908	$15,919,423

HEALTHCARE — 0.6%
Centene Corporation*	138,200	$8,146,890

TOTAL COMMON STOCKS — 68.3% (Cost $433,011,277)		$861,055,896

U.S. TREASURIES — 17.5%
U.S. Treasury Note
— 0.25% 2014	$50,000,000	$50,019,530
— 0.625% 2014	85,000,000	85,235,739
— 2.25% 2014	85,000,000	85,743,198
TOTAL U.S. TREASURIES (Cost $221,460,240)		$220,998,467

TOTAL INVESTMENTS — 85.8% (Cost $654,471,517)		$1,082,054,363

SHORT-TERM INVESTMENTS — 14.2%
Exxon Mobil Corporation — 0.05% 01/03/14	$50,000,000	$49,999,861
Toyota Motor Credit Corporation — 0.07% 01/22/14	60,000,000	59,997,550
State Street Bank Repurchase Agreement — 0.00% 01/02/14 (Dated 12/31/2013, repurchase price of $69,753,000, collateralized by $72,790,000 principal amount U.S. Treasury Notes — 3.75% 2043, fair value $71,152,225)	69,753,000	69,753,000
TOTAL SHORT-TERM INVESTMENTS (Cost $179,750,411)		$179,750,411

TOTAL INVESTMENTS — 100.0% (Cost $834,221,928) — NOTE 2		$1,261,804,774
Other assets and liabilities, net — 0.0%		(469,375)
NET ASSETS — 100.0%		$1,261,335,399

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are principally traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term investments with maturities generally of 60 days or less are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2013:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$861,055,896	—	—	$861,055,896
U.S. Treasuries	—	$220,998,467	—	220,998,467
Short-Term Investments	—	179,750,411	—	179,750,411
Total Investments	$861,055,896	$400,748,878	—	$1,261,804,774

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2013.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$432,745,349
Gross unrealized depreciation:	(5,162,503)
Net unrealized appreciation:	$427,582,846

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ DENNIS M. BRYAN
Dennis M. Bryan, Chief Executive Officer
(Principal Executive Officer)

Date:      February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ DENNIS M. BRYAN
Dennis M. Bryan, Chief Executive Officer
(Principal Executive Officer)

Date:      February 28, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:      February 28, 2014